Financial Debt - Schedule of Financial Debt by Interest Rate (Parenthetical) (Detail) - Financial debt excluding accrued interests [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable Rate [member]
Disclosure of detailed information about borrowings [Line Items]
Average effective rate	6.76%	5.13%	5.05%
Fix rate [Member]
Disclosure of detailed information about borrowings [Line Items]
Average effective rate	5.42%	5.43%	6.48%